Basis Of Semiannual Condensed Consolidated Financial Statements [Text Block] (Policies)	6 Months Ended
Sep. 30, 2014
Description Of Business [Policy Text Block]

Description of Business

Mitsubishi UFJ Financial Group, Inc. (“MUFG”) is a holding company for The Bank of Tokyo-Mitsubishi UFJ, Ltd. (“BTMU”), Mitsubishi UFJ Trust and Banking Corporation (“MUTB”), Mitsubishi UFJ Securities Holdings Co., Ltd. (“MUSHD”), Mitsubishi UFJ NICOS Co., Ltd. (“Mitsubishi UFJ NICOS”), and other subsidiaries. MUSHD is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (“MUMSS”). Through its subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 17 for more information by business segment.

Effective July 1, 2014, BTMU’s operations in the Americas region were integrated with UnionBanCal Corporation (“UNBC”), an indirect wholly-owned subsidiary in the United States, and UNBC was renamed MUFG Americas Holdings Corporation (“MUAH”). Also effective July 1, 2014, the principal subsidiary of UNBC, Union Bank, N.A. (“Union Bank”) was renamed MUFG Union Bank, N.A. (“MUB”). Throughout these condensed consolidated financial statements, the new corporate names, MUAH and MUB are used in place of UNBC and Union Bank, respectively.

Basis Of Financial Statements [Policy Text Block]

Basis of Financial Statements

The accompanying semiannual condensed consolidated financial statements are presented in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying condensed consolidated financial statements include the accounts of MUFG, its subsidiaries and certain variable interest entities (“VIE”s) (together, the “MUFG Group”), and reflect all adjustments (consisting of normal recurring adjustments) that, in the opinion of management, are necessary to conform with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the fiscal year ended March 31, 2014. Certain information that would be included in annual financial statements but is not required for semiannual reporting purposes under U.S. GAAP has been omitted or condensed.

Use Of Estimates [Policy Text Block]

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications [Policy Text Block]

Reclassifications

Certain reclassifications and format changes have been made to the prior period condensed consolidated financial statements to conform to the presentation as of September 30, 2014. These reclassifications and format changes include the combined presentation of “Preferred stock” and “Common stock” into “Capital stock.”

These reclassifications and format changes did not result in a change in the previously reported financial positions and results of operations.

Accounting Changes [Policy Text Block]

Accounting Changes

Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date—In February 2013, the FASB issued new guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The MUFG Group adopted this guidance on April 1, 2014, and there was no material impact on its financial position and results of operations.

Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity—In March 2013, the FASB issued new guidance which requires the release of an entity’s cumulative translation adjustment into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The MUFG Group adopted this guidance on April 1, 2014, and there was no material impact on its financial position and results of operations.

Amendments to the Scope, Measurement, and Disclosure Requirements for Investment Companies—In June 2013, the FASB issued guidance that changed the approach for determining whether an entity is an investment company under U.S. GAAP, and set forth certain measurement and disclosure requirements. This guidance changes the approach to the investment company assessment, clarifies the characteristics of an investment company, and provides comprehensive guidance for assessing whether an entity is an investment company. In addition, this guidance requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value rather than using the equity method of accounting. Also, this guidance requires additional disclosures about an entity’s status as an investment company and financial support provided or contractually required to be provided by an investment company to its investees. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption of this guidance is prohibited. The MUFG Group adopted this guidance on April 1, 2014, and there was no material impact on its financial position and results of operations.

Recently Issued Accounting Pronouncements [Policy Text Block]

Recently Issued Accounting Pronouncements

Accounting for Investments in Qualified Affordable Housing Projects—In January 2014, the FASB issued guidance on accounting for investments by a reporting entity in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. The guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense (benefit). For those investments in qualified affordable housing projects not accounted for using the proportional amortization method, the investment should be accounted for as an equity method investment or a cost-method investment. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2014 and should be applied retrospectively to all periods presented. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure—In January 2014, the FASB issued guidance that clarifies that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Additionally, the amendments require interim and annual disclosures of both the amount of foreclosed residential real estate property held by the creditor and the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure according to local requirements of the applicable jurisdiction. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2014. Early adoption of this guidance is permitted. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity—In April 2014, the FASB issued new guidance that changes the requirements for reporting discontinued operations. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the component of an entity or group of components of an entity meets certain criteria to be classified as held for sale or is disposed of. This guidance requires an entity to present, for each comparative period, the assets and liabilities of a disposal group that includes a discontinued operation separately in the asset and liability sections, respectively, of the statement of financial position and additional disclosures about discontinued operations. Also, this guidance requires an entity to provide disclosures about a disposal of an individually significant component of an entity that does not qualify for discontinued operations presentation in the financial statements. This guidance is effective for all disposals (or classifications as held for sale) of components of an entity that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years and all businesses that, on acquisition, are classified as held for sale that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations. In cases where there will be discontinued operations, the MUFG Group will provide related disclosures as required in this guidance.

Revenue from Contracts with Customers—In May 2014, the FASB issued new guidance which supersedes the current revenue recognition requirements, including most industry-specific guidance. The core principle of the guidance is that an entity should recognize revenue to depict the transfers of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers, including significant judgments and changes in judgments, and assets recognized from the costs incurred to obtain or fulfill a contract. This guidance is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures—In June 2014, the FASB issued new guidance which changes the accounting for both repurchase-to-maturity transactions and repurchase financing arrangements. The guidance also requires an entity to disclose information about certain transactions accounted for as a sale in which the transferor retains substantially all of the exposure to the economic return on the transferred financial assets through an agreement with the same counterparty, and information about repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. This guidance is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirement about repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings, that is effective for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity—In August 2014, the FASB issued new guidance that clarifies the measurement of the financial assets and financial liabilities of a consolidated collateralized financing entity. A reporting entity that consolidates a collateralized financing entity within the scope of this guidance may elect to measure the financial assets and the financial liabilities of that collateralized financing entity using either the measurement alternative included in this guidance or existing guidance on fair value measurement. When a reporting entity elects the measurement alternative included in this guidance for a collateralized financing entity, the reporting entity should measure both the financial assets and the financial liabilities of that collateralized financing entity in its consolidated financial statements using the more observable of the fair value of the financial assets and the fair value of the financial liabilities. This guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2015. Early adoption of this guidance is permitted as of the beginning of an annual period. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Classification of Certain Government-Guaranteed Mortgage Loans upon Foreclosure—In August 2014, the FASB issued new guidance which requires that a mortgage loan be derecognized and that a separate other receivable be recognized upon foreclosure if the following conditions are met: (1) The loan has a government guarantee that is not separable from the loan before foreclosure, (2) at the time of foreclosure, the creditor has the intent to convey the real estate property to the guarantor and make a claim on the guarantee, and the creditor has the ability to recover under that claim and (3) at the time of foreclosure, any amount of the claim that is determined on the basis of the fair value of the real estate is fixed. Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor. This guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity—In November 2014, the FASB issued new guidance which clarifies that an entity should consider all relevant terms and features including the embedded derivative feature being evaluated for bifurcation when evaluating the nature of a host contract in a hybrid financial instrument that is issued in the form of a share, and no single term or feature would necessarily determine the economic characteristics and risks of the host contract. The guidance also clarifies that, in evaluating the nature of a host contract, an entity should assess the substance of the relevant terms and features (that is, the relative strength of the debt-like or equity-like terms and features given the facts and circumstances) when considering how to weight those terms and features. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.